Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
REVENUE
GENERAL AND ADMINISTRATIVE EXPENSES
Salaries and wages - office	1,583,937	498,401	2,384,925	2,610,407
Impairment losses				1,824,923
Legal and professional fees	200,201	174,916	629,690	1,645,678
Research and development	91,263	88,401	395,386	214,493
Outside services			364,650	266,225
Marketing	1,256	7,558	189,076	207,234
Licensing fee	30,000	30,000	120,000	120,000
Office supplies and software	22,154	26,741	99,008	106,011
Insurance	20,137	19,027	83,270	67,005
Taxes and licenses	9,651	23,193	67,708	69,852
Rent	17,550	13,150	65,840	40,550
Travel	4,857	8,572	45,305	68,325
Meals and entertainment	1,548	10,327	31,801	35,634
Depreciation	7,089	7,096	28,303	13,106
Shipping and freight	2,386	5,253	27,243	12,271
Transportation	215	1,476	14,188	13,428
Utilities	1,360	1,425	6,801	4,000
Bank charges and fees			3,011	709
Interest	321	461	1,635	2,937
Amortization	302	159	812	287
Repairs and maintenance		93	197
Total general and administrative expenses	1,994,227	916,249	4,558,849	7,323,075
OTHER INCOME (EXPENSES)
Other income	16,915		39,482	1,941
Miscellaneous expense	(853)	(504)	(18,534)
Total other income (expenses)	16,062	(504)	20,948	1,941
NET LOSS BEFORE TAXES	(1,978,165)	(916,753)
PROVISION FOR INCOME TAXES
NET LOSS	$ (1,978,165)	$ (916,753)	$ (4,537,901)	$ (7,321,134)
NET LOSS PER SHARE:
Net loss per share: Basic	$ (0.07)	$ (0.03)	$ (0.16)	$ (0.25)
Net loss per share: Diluted	$ (0.07)	$ (0.03)	$ (0.16)	$ (0.25)
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING:
Weighted average common shares outstanding: Basic	29,721,248	28,919,986	28,971,543	29,680,228
Weighted average common shares outstanding: Diluted	29,721,248	28,919,986	28,971,543	29,680,228